Putnam Convertible Securities Fund
The fund's portfolio
7/31/20 (Unaudited)

CONVERTIBLE BONDS AND NOTES (78.2%)(a)
		Principal amount	Value
Airlines (1.5%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		$11,423,000	$13,241,005

			13,241,005
Automotive (3.5%)
Tesla Motors, Inc. cv. sr. unsec. notes 2.00%, 5/15/24		5,812,000	26,858,996
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		695,000	3,036,316

			29,895,312
Biotechnology (4.3%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27		5,528,000	6,412,113
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		10,204,000	11,214,411
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26		4,420,000	4,326,075
Livongo Health, Inc. 144A cv. sr. unsec. notes 0.875%, 6/1/25		6,128,000	11,309,990
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		2,305,000	3,799,383

			37,061,972
Broadcasting (0.6%)
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		4,817,000	5,596,403

			5,596,403
Cable television (2.5%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		11,332,000	10,432,578
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		3,306,000	3,594,066
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		7,643,000	7,292,377

			21,319,021
Commercial and consumer services (3.6%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25		9,240,000	11,628,540
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23		3,415,000	4,521,460
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25		11,185,000	14,822,675

			30,972,675
Communications equipment (0.7%)
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		4,705,000	5,763,530

			5,763,530
Computers (12.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		1,596,000	2,070,722
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27		6,521,000	7,482,915
Atlassian, Inc. cv. company guaranty sr. unsec. notes 0.625%, 5/1/23		2,595,000	5,684,672
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25		5,017,000	6,694,559
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)		3,848,000	3,957,668
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25		4,142,000	4,773,655
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		5,372,000	6,007,237
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26		2,650,000	3,094,965
MongoDB, Inc. 144A cv. sr. unsec. notes 0.25%, 1/15/26		5,045,000	6,530,572
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		5,818,000	6,257,851
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23		807,000	2,866,602
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25		7,916,000	8,672,459
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		4,092,000	13,332,386
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		5,571,000	8,631,511
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27		5,650,000	6,394,638
Talend SA 144A cv. sr. unsec. notes 1.75%, 9/1/24	EUR	3,500,000	3,981,166
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23		$2,845,000	11,120,536

			107,554,114
Consumer finance (0.7%)
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25		5,492,000	5,714,921

			5,714,921
Consumer services (4.2%)
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26		5,349,000	8,117,108
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		6,138,000	8,431,344
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22		2,189,000	5,104,259
Wayfair, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/26		2,555,000	4,827,353
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		6,792,000	8,908,614

			35,388,678
Electronics (5.2%)
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26		4,670,000	7,527,456
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25		6,791,000	8,840,116
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		14,102,000	20,571,998
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		5,793,000	7,240,157

			44,179,727
Entertainment (1.2%)
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25		7,049,000	6,555,485
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 4.25%, 6/15/23		3,912,000	3,709,963

			10,265,448
Gaming and lottery (0.8%)
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26		4,380,000	7,229,738

			7,229,738
Health-care services (2.5%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25		5,412,000	5,387,703
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24		2,690,000	5,957,676
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25		921,000	4,065,263
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27		4,400,000	5,645,726

			21,056,368
Homebuilding (1.1%)
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		4,018,000	2,848,868
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25		5,505,000	6,386,554

			9,235,422
Insurance (0.6%)
AXA SA 144A cv. sr. unsec. unsub. notes 7.25%, 5/15/21 (France)		5,465,000	5,212,244

			5,212,244
Investment banking/Brokerage (1.0%)
Ares Capital Corp. cv. sr. unsec. notes 3.75%, 2/1/22		4,321,000	4,331,248
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		3,825,000	3,810,656

			8,141,904
Leisure (0.6%)
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26		3,576,000	4,756,414

			4,756,414
Lodging/Tourism (0.5%)
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23		3,195,000	4,648,725

			4,648,725
Media (0.9%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		4,625,000	7,671,832

			7,671,832
Medical technology (4.4%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/21, (China) (In default)(NON)(F)		3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/20, (China) (In default)(NON)(F)		3,544,000	198,464
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24		4,035,000	4,581,588
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25		3,643,000	4,656,045
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26		7,814,000	8,983,834
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25		3,836,000	3,562,538
Natera, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/27		3,301,000	4,849,218
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24		4,680,000	6,803,784
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		3,102,000	3,801,142

			37,642,245
Oil and gas (1.0%)
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		3,786,000	2,422,307
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25		4,945,000	5,844,990

			8,267,297
Pharmaceuticals (2.9%)
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23		3,083,000	8,241,244
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25		6,725,000	7,250,391
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25		4,870,000	4,945,948
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27		4,281,000	4,113,892

			24,551,475
Real estate (1.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)		5,472,000	5,113,153
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		3,087,000	4,199,733

			9,312,886
Restaurants (0.6%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25		3,816,000	4,767,615

			4,767,615
Retail (3.6%)
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25		6,579,000	7,361,948
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25		4,525,000	6,808,722
Guess?, Inc. cv. sr. unsec. sub. notes 2.00%, 4/15/24, (acquired various dates from 4/24/19 to 5/20/19, cost $3,439,168)(RES)		3,451,000	2,349,294
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25		4,005,000	5,015,171
RH 144A cv. sr. unsec. notes zero %, 9/15/24		6,321,000	9,265,914

			30,801,049
Schools (1.5%)
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25		7,569,000	12,613,783

			12,613,783
Semiconductor (0.6%)
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23		1,745,000	4,942,273

			4,942,273
Shipping (0.7%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		5,803,000	5,808,394

			5,808,394
Software (6.5%)
Alteryx, Inc. 144A cv. sr. unsec. notes 0.50%, 8/1/24		6,386,000	7,633,479
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		9,559,000	11,937,536
Everbridge, Inc. 144A cv. sr. unsec. notes 0.125%, 12/15/24		4,138,000	5,855,912
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		11,796,000	13,811,003
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24		3,828,000	4,913,820
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		3,151,000	4,236,939
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		5,825,000	6,564,047

			54,952,736
Technology services (5.8%)
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		4,940,000	15,014,326
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		5,911,000	4,485,279
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		10,295,000	11,139,914
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24		4,813,000	4,942,593
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26		5,020,000	6,300,100
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)		3,683,000	7,690,627

			49,572,839
Telecommunications (0.7%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)		5,121,000	512
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24		6,191,000	6,275,278

			6,275,790
Telephone (0.2%)
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		1,305,000	2,061,193

			2,061,193

Total convertible bonds and notes (cost $540,386,346)			$666,475,028

CONVERTIBLE PREFERRED STOCKS (16.0%)(a)
	Shares	Value
Banking (1.8%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	6,370	$9,548,694
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	4,785	6,468,316

		16,017,010
Chemicals (0.6%)
International Flavors & Fragrances, Inc. $3.00 cv. pfd.	105,505	4,833,184

		4,833,184
Conglomerates (1.9%)
Danaher Corp. 5.00% cv. pfd.(S)	12,915	15,821,392

		15,821,392
Electric utilities (3.6%)
CenterPoint Energy, Inc. $3.50 cv. pfd.	142,530	5,152,460
Dominion Energy, Inc. $7.25 cv. pfd.	54,870	5,705,931
NextEra Energy, Inc. $2.436 cv. pfd.	165,303	9,126,379
Sempra Energy Ser. A, $6.00 cv. pfd.	55,625	5,698,225
Southern Co. (The) $3.38 cv. pfd.	113,501	5,234,666

		30,917,661
Electrical equipment (0.9%)
Fortive Corp. Ser. A, 5.00% cv. pfd.	8,635	7,711,055

		7,711,055
Electronics (2.3%)
Broadcom, Inc. 8.00% cv. pfd.(S)	17,357	19,802,775

		19,802,775
Health-care services (0.4%)
Change Healthcare, Inc. $3.00 cv. pfd.	67,660	3,014,253

		3,014,253
Medical technology (2.0%)
Avantor, Inc. $3.13 cv. pfd.	92,080	6,609,031
Boston Scientific Corp. $5.50 cv. pfd.(NON)	67,508	7,567,647
Elanco Animal Health, Inc. $2.50 cv. pfd.	80,707	3,195,190

		17,371,868
Pharmaceuticals (0.8%)
Becton Dickinson and Co. $3.00 cv. pfd.(NON)(S)	117,191	7,066,617

		7,066,617
Real estate (0.8%)
QTS Realty Trust, Inc. Ser. B, $6.50 cv. pfd.	40,759	6,480,894

		6,480,894
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	8,940

		8,940
Telecommunications (0.4%)
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	2,263	3,320,681

		3,320,681
Water Utilities (0.5%)
Essential Utilities, Inc. $3.00 cv. pfd.	70,705	4,161,694

		4,161,694

Total convertible preferred stocks (cost $125,590,030)		$136,528,024

COMMON STOCKS (2.0%)(a)
	Shares	Value
Advanced Micro Devices, Inc.(NON)	107,335	$8,310,949
GT Advanced Technologies, Inc.(NON)(F)	552	29,664
Hess Corp.	27,149	1,336,002
Lam Research Corp.	18,800	7,090,608

Total common stocks (cost $8,575,545)		$16,767,223

PREFERRED STOCKS (1.4%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	11,850	$12,317,957

Total preferred stocks (cost $12,306,268)		$12,317,957

SHORT-TERM INVESTMENTS (5.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	27,965,790	$27,965,790
Putnam Short Term Investment Fund Class P 0.29%(AFF)	15,127,846	15,127,846

Total short-term investments (cost $43,093,636)		$43,093,636
TOTAL INVESTMENTS

Total investments (cost $729,951,825)		$875,181,868

Key to holding's currency abbreviations
EUR	Euro
USD/$	United States Dollar
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $851,744,239.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,349,294, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,069,365	$188,572,036	$163,675,611	$107,302	$27,965,790
	Putnam Short Term Investment Fund**	24,582,676	273,024,182	282,479,012	218,327	15,127,846

	Total Short-term investments	$27,652,041	$461,596,218	$446,154,623	$325,629	$43,093,636
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $27,965,790, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $27,639,425.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$1,336,002	$—	$—
Technology	15,401,557	—	29,664

Total common stocks	16,737,559	—	29,664
Convertible bonds and notes	—	666,070,420	404,608
Convertible preferred stocks	60,843,603	75,684,421	—
Preferred stocks	—	12,317,957	—
Short-term investments	15,127,846	27,965,790	—

Totals by level	$92,709,008	$782,038,588	$434,272
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com